Financial instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of fair value measurement of liabilities [line items]
Short-term deposits with maturity of less than three months	€ 315	€ 14	€ 39
Put option to acquire non-controlling interests in joint venture | Level 3
Disclosure of fair value measurement of liabilities [line items]
Income statement impact from gains (losses) on fair value measurement liabilities	0	0
Fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	31		28
Short-term deposits with maturity of less than three months	315		39
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bonds | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 2,962	€ 0	€ 2,998